Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable

Convertible notes payable consists of the following at September 30, 2019 and December 31, 2018, respectively:

	September 30,	December 31,
	2019	2018

On September 12, 2019, the Company received net proceeds of $22,000, carrying a $25,750 face value, in exchange for a 12% interest bearing; unsecured convertible promissory note maturing on September 12, 2020 (“Third Crown Bridge Partners Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date. In addition, the holder is entitled to deduct $500 from the conversion amount in each conversion to cover the holder’s deposit fees.	$25,750	$-

On August 15, 2019, the Company received net proceeds of $40,000, carrying a $43,000 face value, in exchange for a 10% interest bearing; unsecured convertible promissory note maturing on August 15, 2020 (“Fifth Power Up Lending Note”). The note is convertible 180 days from the date of the note at 61% of the average of the two lowest closing bid prices of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date.	43,000	-

On August 2, 2019, the Company received net proceeds of $35,000, carrying a $38,000 face value, in exchange for a 10% interest bearing; unsecured convertible promissory note maturing on August 2, 2020 (“Fourth Power Up Lending Note”). The note is convertible 180 days from the date of the note at 61% of the average of the two lowest closing bid prices of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date.	38,000	-

On July 2, 2019, the Company received net proceeds of $31,400, carrying a $36,050 face value, in exchange for a 12% interest bearing; unsecured convertible promissory note maturing on June 27, 2020 (“Second Crown Bridge Partners Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date. In addition, the holder is entitled to deduct $500 from the conversion amount in each conversion to cover the holder’s deposit fees.	36,050	-

On June 7, 2019, the Company received net proceeds of $35,000, carrying a $38,000 face value, in exchange for a 10% interest bearing; unsecured convertible promissory note maturing on June 7, 2020 (“Third Power Up Lending Note”). The note is convertible 180 days from the date of the note at 61% of the average of the two lowest closing bid prices of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date.	38,000	-

On April 23, 2019, the Company received net proceeds of $35,000, carrying a $38,000 face value, in exchange for a 10% interest bearing; unsecured convertible promissory note maturing on April 23, 2020 (“Second Power Up Lending Note”). The note is convertible 180 days from the date of the note at 61% of the average of the two lowest closing bid prices of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date.	38,000	-

On March 27, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC to sell convertible notes with a face value of $154,500, with net proceeds of $141,000 after the deduction of an original issue discount of $13,500 on a 12% interest bearing; unsecured convertible promissory note with the first twelve months of interest of each tranche guaranteed. The maturity date for each tranche funded shall be twelve (12) months from the effective date of each payment. The note is payable in tranches with the first tranche, which was received on April 17, 2019, carrying a $51,500 face value, with net proceeds of $47,000 after a $4,500 original issue discounts (“First Crown Bridge Partners Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date. In addition, the holder is entitled to deduct $500 from the conversion amount in each conversion to cover the holder’s deposit fees.	51,500	-

On March 26, 2019, the Company received proceeds of $68,000 in exchange for a 10% interest bearing; unsecured convertible promissory note maturing on March 26, 2020 (“First Power Up Lending Note”). The note is convertible 180 days from the date of the note at 61% of the average of the two lowest closing bid prices of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date. A total of $7,400 of principal was converted into 1,947,368 shares of common stock on September 30, 2019.	60,600	-

On July 11, 2018, the Company received proceeds of $120,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on October 31, 2018 (“Third Red Diamond Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $59,959 of principal was converted into 11,641,667 shares of common stock over various dates between July 27, 2018 and September 26, 2019. Currently in default.	60,041	94,080

On July 11, 2018, the Company received proceeds of $60,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on October 31, 2018 (“Third SEG-RedaShex Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. Currently in default.	60,000	60,000

On April 24, 2018, the Company received proceeds of $30,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on July 31, 2018 (“Second Red Diamond Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $32,553, consisting of $30,000 of principal and $2,553 of interest, was converted into 11,110,400 shares of common stock over various dates between August 8, 2019 and September 3, 2019.	-	30,000

On April 24, 2018, the Company received proceeds of $30,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on July 31, 2018 (“Second SEG-RedaShex Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $12,636 of principal was converted into 3,510,000 shares of common stock over various dates between September 10, 2019 and September 17, 2019.Currently in default.	17,364	30,000

On March 1, 2018, the Company received proceeds of $30,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on May 31, 2018 (“First SEG-RedaShex Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $30,000 of principal was converted into an aggregate of 4,262,416 shares of common stock at various dates between January 2, 2019 and August 15, 2019.	-	30,000

On October 30, 2017, the Company received proceeds of $50,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on January 31, 2018 (“Second Diamond Rock Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A $15,000 loss was recognized during the fourth quarter of 2018 due to the enactment of default provision. A total of $76,150, consisting of $65,000 of principal and $11,150 of interest, was converted into 5,169,160 shares of common stock over various dates between December 12, 2018 and June 7, 2019.	-	55,057

On August 8, 2017, the Company entered into an exchange agreement with Diamond Rock, LLC whereby they exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (“First Diamond Rock Note”) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A $10,500 loss was recognized during the fourth quarter of 2018 due to the enactment of default provision. A total of $15,000 of principal was converted into an aggregate of 31,250 shares of common stock at various dates between November 6, 2017 and November 13, 2017, and another $35,000 of principal was converted into an aggregate of 751,550 shares of common stock at various dates between October 12, 2018 and November 30, 2018, along with $52,581 of principal that was converted into an aggregate of 4,099,700 shares of common stock at various dates between January 11, 2019 and June 27, 2019. Currently in default.	2,209	10,500

Total convertible notes payable	470,514	309,637
Less unamortized derivative discounts:	278,228	-
Convertible notes payable	192,286	309,637
Less: current portion	192,286	309,637
Convertible notes payable, less current portion	$-	$-

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total discounts of $334,211 and $300,000; including $29,900 and $-0- of loan origination discounts, for the variable conversion features of the convertible debts incurred during the nine months ended September 30, 2019 and the year ended December 31, 2018, respectively. The discounts are being amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded $59,556 and $306,442 of interest expense pursuant to the amortization of note discounts during the nine months ended September 30, 2019 and 2018, respectively.

All of the convertible debentures carry default provisions that place a “maximum share amount” on the note holders. The maximum share amount that can be owned as a result of the conversions to common stock by the note holders is 4.99% of the Company’s issued and outstanding shares.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued on the Redwood Notes represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. The Company calculated the fair value of the compound embedded derivatives associated with the convertible debentures utilizing a lattice model.

The Company recognized interest expense for the nine months ended September 30, 2019 and 2018, respectively, as follows:

	September 30,	September 30,
	2019	2018

Interest on convertible notes	$40,753	$15,881
Amortization of debt discounts	59,556	306,442
Interest on credit cards	1,484	-
Total interest expense	$101,793	$322,323

Convertible notes payable consists of the following at December 31, 2018 and 2017, respectively:

	December 31,	December 31,
	2018	2017

On July 11, 2018, the Company received proceeds of $120,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on October 31, 2018 (“Third Red Diamond Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $25,920 of principal was converted into 348,667 shares of common stock over various dates between July 27, 2018 and August 23, 2018.	$94,080	$-

On July 11, 2018, the Company received proceeds of $60,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on October 31, 2018 (“Third SEG-RedaShex Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.	60,000	-

On April 24, 2018, the Company received proceeds of $30,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on July 31, 2018 (“Second Red Diamond Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.	30,000	-

On April 24, 2018, the Company received proceeds of $30,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on July 31, 2018 (“Second SEG-RedaShex Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.	30,000	-

On March 1, 2018, the Company received proceeds of $30,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on May 31, 2018 (“First SEG-RedaShex Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.	30,000	-

On March 1, 2018, the Company received proceeds of $30,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on May 31, 2018 (“First Red Diamond Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $30,000 of principal was converted into 387,815 shares of common stock over various dates between September 5, 2018 and October 3, 2018.	-	-

On October 30, 2017, the Company received proceeds of $50,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on January 31, 2018 (“Second Diamond Rock Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A $15,000 loss was recognized during the fourth quarter of 2018 due to the enactment of default provision. A total of $9,943 of principal was converted into 496,960 shares of common stock over various dates between December 12, 2018 and December 31, 2018, and 276,960 of those shares were subsequently issued on January 1, 2019.	55,057	50,000

On October 30, 2017, the Company received proceeds of $50,000 in exchange for an 8% interest bearing; unsecured convertible promissory note maturing on January 31, 2018 (“Second SEG Note”). The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $10,000 of principal was converted into 20,833 shares of common stock on October 31, 2017, and the remaining $40,000 of principal was converted into 106,238 shares of common stock on January 29, 2018.	-	40,000

On August 8, 2017, the Company entered into an exchange agreement with Diamond Rock, LLC whereby they exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (“First Diamond Rock Note”) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A $10,500 loss was recognized during the fourth quarter of 2018 due to the enactment of default provision. A total of $15,000 of principal was converted into an aggregate of 31,250 shares of common stock at various dates between November 6, 2017 and November 13, 2017, and another $35,000 of principal was converted into an aggregate of 751,550 shares of common stock at various dates between October 12, 2018 and November 30, 2018.	10,500	35,000

On August 8, 2017, the Company entered into an exchange agreement with The Special Equities Group, LLC whereby they exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (“First SEG Note”) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $49,756, consisting of $43,250 of principal and $6,506 of interest, was converted into 943,071 shares of common stock over various dates between August 20, 2018 and December 12, 2018. An additional $6,750 of principal was forgiven on the note.

	-	50,000

On August 8, 2017, the Company entered into an exchange agreement with RDW Capital, LLC whereby they exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (“First RDW Note”) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. A total of $25,000 of principal was converted into 52,632 shares of common stock on October 31, 2017, and the remaining $25,000 of principal was converted into 76,923 shares of common stock on January 3, 2018.

	-	25,000

Total convertible notes payable, currently in default	309,637	200,000
Less unamortized derivative discounts:	-	30,010
Convertible notes payable	309,637	169,990
Less: current portion	309,637	169,990
Convertible notes payable, less current portion	$-	$-

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total discounts of $300,000 and $221,515 for the variable conversion features of the convertible debts incurred during the years ended December 31, 2018 and 2017, respectively. The discounts are being amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded $366,653 and $340,961 of interest expense pursuant to the amortization of note discounts during the years ended December 31, 2018 and 2017, respectively.

All of the convertible debentures carry default provisions that place a “maximum share amount” on the note holders. The maximum share amount that can be owned as a result of the conversions to common stock by the note holders is 4.99% of the Company’s issued and outstanding shares.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued on the Redwood Notes represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. The Company calculated the fair value of the compound embedded derivatives associated with the convertible debentures utilizing a lattice model.

The Company recognized interest expense for the years ended December 31, 2018 and 2017, respectively, as follows:

	December 31,	December 31,
	2018	2017

Interest on convertible notes	$22,765	$8,531
Interest on related party loans	-	2,010
Amortization of derivative discounts	366,653	340,961
Loss on default provisions	25,500	-
Interest on credit cards	369	-
Total interest expense	$415,287	$351,502